Share Capital and Capital Surplus - Additional Information (Detail) - KRW (₩) ₩ in Millions	Mar. 30, 2020	Feb. 25, 2020	Feb. 25, 2017
Disclosure of classes of share capital [abstract]
Number of shares issued			8,643,193
Preferred shares issued value			₩ 245,000
Number of repayments of preferred shares	4,165,947	4,477,246